Employee Benefit Plans - Fair Value of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 241.9	$ 235.0	$ 219.9
U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		91.3
Non-U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		47.2
Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		73.0
Large Cap Indexed [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		79.7
Small and Mid-Cap Growth [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		7.6
Small and Mid-Cap Value [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		4.0
Short & Mid Duration [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		5.1
Long Duration [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0.2
Long Duration Indexed [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		67.7
Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	26.9	23.5
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	215.0
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	215.0	211.5
Level 2 [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		91.3
Level 2 [Member] | Non-U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		47.2
Level 2 [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		73.0
Level 2 [Member] | Large Cap Indexed [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		79.7
Level 2 [Member] | Small and Mid-Cap Growth [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		7.6
Level 2 [Member] | Small and Mid-Cap Value [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		4.0
Level 2 [Member] | Short & Mid Duration [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		5.1
Level 2 [Member] | Long Duration [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0.2
Level 2 [Member] | Long Duration Indexed [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		67.7
Level 2 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	215.0
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	26.9	23.5
Level 3 [Member] | Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 26.9	$ 23.5